Acquisition of Global Institute	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Acquisition of Global Institute

NOTE 4 – ACQUISITION OF GLOBAL INSTITUTE

On June 11, 2018, Anvia Australia, a wholly-owned subsidiary of the Company, completed its acquisition of all of the assets and liabilities of Global Institute of Vocational Education Pty Ltd from its former shareholder, an unrelated-party to the Company, for a cash purchase price of $60,598 (AUD 81,900 Australian Dollars). The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The Company concluded there were not a sufficient number of key processes that developed the inputs into outputs. Accordingly, the Company accounted for this transaction as an asset acquisition.

Global Institute, located in Melbourne, Australia, is a Registered Training Organization (RTO) under Australian Qualification Framework (AQF) by Australian Skills Quality Authority (ASQA). Global Institute’s current scope includes Diploma of Business and Safety Training and is in the process of applying to add to qualification scope, all relevant qualifications within construction sector.

Acquisition Balance Sheet - June 11, 2018

Assets acquired and liabilities assumed:
Cash	$1,571
Accounts receivable	3,206
Other assets	740
Intangible asset – Licensing fees	55,763
Total Assets Acquired	$61,280

Liabilities assumed:
Payable to officer	$682
Total Liabilities Assumed	$682
Net Assets Acquired	60,598

Total Consideration Paid	$60,598

For the three months and six months ended June 30, 2018, the Company impaired the Intangible asset - Licensing fees at June 30, 2018 and recorded the impairment expense of $55,763 in the accompanying condensed consolidated financial statements.